Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories
Less: Impairment	$ (223)	$ (250)
Inventories	1,255	2,219
Hardware devices
Inventories
Inventories	1,077	2,049
Others
Inventories
Inventories	$ 401	$ 420